Consolidated Statement of Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents	₪ 16,964	$ 5,277	₪ 18,106
Other receivables	284	88	469
Current assets	17,248	5,365	18,575
LONG-TERM ASSETS:
Restricted cash	322	100	328
Right of use - Assets under operating lease	705	219	1,035
Other Long-term receivables	72	22	94
Property, plant and equipment, net	1,232	384	1,288
Non-current assets	2,331	725	2,745
Total Assets	19,579	6,090	21,320
CURRENT LIABILITIES:
Trade payables	389	121	158
Leases liabilities	369	115	396
Other payables	2,228	693	3,080
Current liabilities	2,986	929	3,634
NON CURRENT LIABILITIES:
Warrants to ADS	1,222	380	2,172
Leases liabilities	391	122	677
Non-current liabilities	1,613	502	2,849
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value: Authorized: 500,000,000 shares at December 31, 2019, and 2020, Issued and outstanding: 224,087,799) and 390,949,079) shares as of December 31, 2019 and 2020, respectively.
Additional Paid in Capital	126,838	39,452	108,598
Share-based payments	16,508	5,135	16,528
Treasury shares	(9,425)	(2,932)	(9,425)
Accumulated deficit	(118,941)	(36,996)	(100,864)
Equity	14,980	4,659	14,837
Total Liabilities and shareholders' equity	₪ 19,579	$ 6,090	₪ 21,320